Cover	Mar. 16, 2026	Mar. 15, 2026
Cover [Abstract]
Document Type		8-K
Entity Registrant Name		New Fortress Energy Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38790
Entity Tax Identification Number		83-1482060
Entity Address, Address Line One		111 W. 19th Street, 8th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10011
City Area Code		516
Local Phone Number		268-7400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.01 per share
Trading Symbol		“NFE”
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false	false
Amendment Flag		false
Entity Central Index Key		0001749723
Document Period End Date		Mar. 15, 2026